December 30, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	BMO LGM Frontier Markets Equity Fund
(Registration Nos. 333-193915; 811-22882)

Ladies and Gentlemen:

On behalf of BMO LGM Frontier Markets Equity Fund (the “Fund”), in lieu of filing the forms of Prospectus and Statement of Additional Information for the Fund, pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the forms of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 9 to the Fund’s Registration Statement on Form N-2. Post-Effective Amendment No. 9 was filed electronically via EDGAR on December 23, 2019.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Margaret L. Johnson

Margaret L. Johnson

cc:	Working Group